Share-Based Payments	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Share-Based Payments	Share-Based Payments
During the years ended December 31, 2024, 2023, and 2022, our share-based payment arrangements led to the following expenses:

		Years ended December 31,

(in millions €)	Note	2024	2023	2022
Expense arising from equity-settled share-based payment arrangements		85.0	44.1	46.5
Employee Stock Ownership Plan	16.5	—	—	13.8
Chief Executive Officer Grant	16.4	—	1.2	3.1
Management Board Grant(1)	16.3	5.2	3.2	4.3
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America	16.1	58.3	36.3	25.3
InstaDeep Employee Incentive Plan(2)	16.1, 16.5	11.4	3.4	—
2024 North America Employee Participation Plan	16.1	10.1	—
Expense / (Income) arising from cash-settled share-based payment arrangements		15.9	7.3	61.5
Employee Stock Ownership Plan	16.5	0.1	(0.9)	53.4
Management Board Grant(1)	16.2, 16.3	2.6	(2.4)	—
BioNTech 2020 Restricted Stock Unit Plan for North America Employees	16.1	13.2	10.6	8.1
Total		100.9	51.4	108.0
Cost of sales		9.0	6.5	3.0
Research and development expenses		63.5	33.4	84.6
Sales and marketing expenses		2.5	1.0	0.8
General and administrative expenses		25.9	10.5	19.6
Total		100.9	51.4	108.0
(1)In May 2022, phantom options were granted under the Management Board Grant for the year 2022 which led to a modification from an equity-settled to cash-settled share-based payment arrangement and a reclassification of
€3.3 million between equity and non-current other liabilities, respectively. Expenses incurred before and after the modification dates have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time signing bonus granted to Jens Holstein and Annemarie Hanekamp as of their appointment to the Management Board (see Note 21.2).
(2)The first tranche of 40,249 RSUs vested in July 2024 and was settled in the three months ended December 31, 2024, in cash.
During the years ended December 31, 2024, 2023 and 2022, our share-based payment arrangements led to a cash outflow of €154.5 million, €766.2 million and €51.8 million, respectively. We expect to settle the equity-
settled share-based payment arrangements remaining from our 2020 Management Board Grant (see Note 16.3)
and the Employee Stock Ownership Plan (see Note 16.5) on a net basis by delivering to the participant a number of ADSs equal to the net value of the exercised option rights after deduction of (i) the exercise price and
(ii) the applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise. This reduces the dilutive impact of the respective rights compared to an all-equity settlement. If all of the equity-settled rights outstanding as of December 31, 2024, were to be exercised accordingly, the cash outflow to the tax authority in 2025 would amount to approximately
€9.9 million (based on the share price as of December 31, 2024).
16.1 BioNTech Employee Equity Plan
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America (Equity-Settled)
In December 2020, we approved the BioNTech 2020 Employee Equity Plan for employees based outside North
America, or the European Plan. Under the European Plan, Restricted Stock Units, or RSUs, are offered to our employees.
Award agreements were entered as of the respective grant dates in February 2021 (LTI 2020), January 2022
(LTI 2021 program), December 2022 (LTI 2022 program) and January 2024 (LTI 2023). RSUs issued under the
LTI 2020, LTI 2021, LTI 2022 and LTI 2023 programs vest annually in equal installments over respective waiting periods of four years, commencing in December 2020, December 2021, December 2022 and December 2023,
respectively. All programs were classified as equity-settled as we have the ability to determine the method of settlement.
The fair values of the awards issued under the European Plan were based upon the price of our ADSs representing ordinary shares at the grant date.

	LTI 2020 program	LTI 2021 program	LTI 2022 program	LTI 2023 program
Weighted average fair value	€92.21	€203.22	€165.03	€97.99
Waiting period (in years)	4.0	4.0	4.0	4.0
The RSUs outstanding as of the respective dates are presented in the table below.

	LTI 2020 program	LTI 2021 program	LTI 2022 program	LTI 2023 program
As of January 1, 2023	235,305	104,608	396,110	—
Forfeited / Modified	(4,400)	(3,497)	(16,141)	—
As of December 31, 2023	230,905	101,111	379,969	—
As of January 1, 2024	230,905	101,111	379,969	—
Granted / Allocated	—	—	—	834,211
Settled	(225,201)(1)	—	—	—
Forfeited / Modified	(4,541)	(2,332)	(12,507)	(62,902)
As of December 31, 2024	1,163	98,779	367,462	771,309
thereof vested	1,163	75,920	187,812	194,636
thereof unvested	—	22,859	179,650	576,673
(1)The closing price of an American Depositary Share of BioNTech on Nasdaq on December 13, 2024, the last trading day before the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank
(Deutsche Bundesbank) on the same day was €114.45.
BioNTech 2024 North America Employee Participation Plan (Equity-Settled)
During the year ended December 31, 2024, a new long-term incentive program for employees resident in North
America was established. Within this plan, BioNTech SE has granted RSUs and Performance-RSUs (for individuals at the Job Level Vice President or above) with an equity-based LTI program to all of their employees.
The number of RSUs granted to each participant is determined by multiplying the eligible earnings by a percentage within the applicable range for such individual’s BioNTech Job Level and dividing such amount by the
Share Price at Grant, rounding the result down to the nearest whole number. The number of PRSUs is subject to adjustments based on the performance of BioNTech ADSs against the Nasdaq Biotechnology Index (Index). In
May 2024, 356,757 RSUs and 34,481 PRSUs were granted to the participants. In December 2024, 47,115 further RSUs were granted to New-Joiners. The weighted average fair value at grant dates was €93.00. Between the grant date in May and December 31, 2024, 24,284 RSUs and 2,915 PRSUs were forfeited. As of
December 31, 2024, 379,588 RSUs and 31,566 PRSUs are outstanding.
All RSUs, except the PRSUs, shall vest with annually in equal tranches of 25% over a period of 4 years, starting from the date of the grant. In contrast to the German LTI employee programs 2020-2023, there is no 4-year waiting period.
InstaDeep RSU Program Employees (Partly Equity-Settled, Partly Cash-Settled)
As part of the acquisition of InstaDeep in 2023, it was agreed to issue a long-term RSU award with a total target incentive value of £15.0 million. The start of the vesting period was July 2023. The 160,997 RSUs granted under this award vest annually in equal tranches of 25% over a period of 4 years. There is no waiting period and each tranche will be settled with vesting. The weighted average fair value at grant date was €92.08.
The first tranche of 40,249 RSUs vested in July 2024 and was settled in the three months ended December 31,
2024, in cash. As of December 31, 2024, 120,748 RSUs were outstanding. The gross payout amount of the settlement of the first tranche was €2.1 million. The program is accounted for as equity-settled and it is at the discretion of the company whether the following three tranches will be settled in equity or in cash in the years
2025-2027.
BioNTech 2020 Restricted Stock Unit Plan for North America Employees (Cash-Settled)
In December 2020, we approved the BioNTech 2020 Restricted Stock Unit Plan for North America Employees, or
the North American Plan. Under the North American Plan, RSUs are offered to our employees. These RSUs vest over four years, with 25% vesting one year after the service commencement date and the remainder vesting in equal quarterly installments thereafter. The first awards under the North American Plan were granted in February
2021. The service date for these awards is the date as of which the employee became employed by BioNTech
US. As these RSUs are intended to be cash-settled upon vesting, the awards were defined as a cash-settled share-based payment arrangement. During the years ended December 31, 2024, 2023 and 2022, the settlement of RSUs resulted in a cash outflow of €13.9 million, €10.0 million and €9.4 million, respectively.
As of December 31, 2024, the liability related to these awards amounted to €11.2 million (€14.4 million as of
December 31, 2023).16.2 Management Board Grant – Short-Term Incentive (Cash-Settled)
Management Board’s service agreements also include an STI compensation component, which is an annual performance-related bonus for the years of their respective service periods.
50% of each annual award is paid out at the end of the calendar month following the date on which the
Supervisory Board has approved the consolidated financial statements of the Company for the financial / bonus year that is relevant for the determination of the STI (first installment). The remaining 50% of each annual award is paid out one year after the achievement of the performance targets for the respective bonus year has been determined, subject to an adjustment relative to the performance of the price of the American Depositary Shares representing our ordinary shares during that year (second installment). The second installments represent cash-
settled share-based payment arrangements. The fair values of the liabilities are recognized over the awards’
vesting periods beginning when entering or renewing service agreements, i.e., the service commencement date, until each separate determination date and are remeasured until the settlement date. As of December 31, 2024, the liability related to these awards amounted to €2.8 million (€2.1 million as of December 31, 2023).16.3 Management Board Grant Long-Term Incentive (Partly Equity-Settled, Partly Cash-Settled)
Our Management Board’s service agreements provide for long-term, four-year incentive compensation
(Management Board Grant - LTI) through an annual grant of options to acquire BioNTech shares at the end of the respective waiting periods of such agreements. The options are subject to the terms and conditions of the respective authorizations of the AGM creating our Employee Stock Ownership Plan, or ESOP, and the applicable option agreements.
The options vest annually in equal installments over four years commencing on the first anniversary of the allocation date and are exercisable four years after the allocation date. Vested options can only be exercised if each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the target price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the ordinary shares outstanding immediately following the initial public offering (other than ordinary shares owned by BioNTech), and (b) for each twelve-
month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the
Nasdaq Biotechnology Index (or a comparable successor index) is higher than it was on the last trading day before the allocation date. Following the expiry of the waiting period, option rights may be exercised during the exercise windows set out in the ESOP agreement. Option rights can be exercised up to ten years after the allocation date, after which they will be forfeited without compensation.
The right to receive options generally represents an equity-settled share-based payment arrangement. The allocation of options in 2020 occurred in February 2020. In May 2021 and May 2022, Management Board
members received phantom options equivalent to the number of options they would have been entitled to receive for 2021 and 2022, which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million and €3.3 million between equity and non-current other liabilities as of the respective allocation dates. During 2023 and 2024, options were granted in May 2023 and
August 2024, respectively.
A Monte-Carlo simulation model has been used to measure the fair values at the (estimated) allocation dates of the Management Board Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above. The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)	Allocation date May 2023	Allocation date August 2024
Weighted average fair value	€10.83	€36.13	€31.61	€42.24	€45.73	€37.88
Weighted average share price	€28.20	€179.16	€190.87	€157.24	€98.93	€84.23
Exercise price(2)	€28.32	€178.29	€179.83	€146.40	€104.86	€75.91
Expected volatility	36.6%	56.2%	52.3%	53.5%	47.2%	48.9%
Expected life (years)	4.8	4.6	4.6	5.8	5.8	5.8
Risk-free interest rate	1.6%	4.5%	4.2%	4.5%	3.7%	3.8%
(1)Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)The share options allocated as of February 2020 and May 2023 as well as the phantom share options allocated as of
May 2021 and 2022 are subject to an effective exercise price cap.
For the awards with estimated allocation dates, the exercise prices of options expected to be allocated have been derived from the Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the exercise price has ultimately been determined.

	Estimated allocation date 2025	Estimated allocation date 2026	Estimated allocation date 2027	Estimated allocation date 2028
Weighted average fair value(1)	€49.89	€45.98	€43.98	34.74
Weighted average share price(1)	€109.68	€109.68	€109.68	€109.68
Exercise price(1)	€112.63	€119.48	€123.00	€130.37
Expected volatility	49.2%	47.8%	47.8%	43.7%
Expected life (years)(1)	5.8	5.8	5.8	5.8
Risk-free interest rate	4.6%	4.7%	4.7%	4.8%
(1)Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model.
All options are subject to an effective exercise price cap, which means that the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price.
For the LTI 2020, the maximum economic benefit receivable is capped at $246.24, and the effective exercise price is capped at a Euro amount equivalent to $30.78. For the phantom share options issued under the LTI
2021 and 2022 programs and the options issued under the LTI 2023 and 2024 programs, the maximum compensation that each member is entitled to receive, together with other compensation components received in the respective grant year, shall not exceed €20.0 million for Ugur Sahin and €10.0 million for all others.
Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected option term. The expected term was based on general option holder behavior for employee options.
The share options (including phantom share options) allocated to our Management Board as of the dates indicated are presented in the table below.

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)	Allocation date May 2023	Allocation date August 2024
(Phantom) share options outstanding as of January 1, 2023	248,096	45,279	6,463	86,118	—	—
Granted / Allocated	—	—	—	—	130,586	—
(Phantom) share options outstanding as of December 31, 2023	248,096	45,279	6,463	86,118	130,586	—
(Phantom) share options outstanding as of January 1, 2024	248,096	45,279	6,463	86,118	130,586	—
Granted / Allocated	—	—	—	—	—	193,257
Exercised(2)	(209,128)	—	—	—	—	—
Forfeited / Modified	—	(1,778)	—	(7,332)	(13,812)	(12,729)
(Phantom) share options outstanding as of December 31, 2024	38,968	43,501	6,463	78,786	116,774	180,528
thereof allocated and vested but subject to performance and/or waiting requirements	38,968	30,878	4,848	43,060	32,646	—
thereof allocated and unvested	—	12,623	1,615	35,726	84,128	180,528
(1)Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the
German Central Bank (Deutsche Bundesbank) on the same days was €75.00 for all options exercised in 2024.
For the awards with estimated allocation dates, the numbers of options expected to be allocated have been derived from a Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the number of options granted has ultimately been determined.
The share options expected to be allocated to our Management Board as of the dates indicated are presented in the table below.

	Estimated allocation date 2025(1)	Estimated allocation date 2026(1)	Estimated allocation date 2027(1)	Estimated allocation date 2028(1)
Share options estimated to be allocated	122,211	98,760	26,616	7,533
(1)Valuation parameter derived from the Monte-Carlo simulation model.
As of December 31, 2024, the share options allocated and expected to be allocated under our equity-settled share-based payment arrangements had a remaining weighted average expected life of 5.0 years (as of
December 31, 2023: 4.1 years).
As of December 31, 2024, the liability related to the phantom option awards amounted to €5.1 million (€3.6 million as of December 31, 2023).16.4 Chief Executive Officer Grant (Equity-Settled)
In September 2019, we granted Prof. Ugur Sahin, M.D., an option to purchase 4,374,963 of our shares under the
ESOP 2017/2019 program. All of these option rights vested and became exercisable in 2023, and were exercised on August 9, 2024, with an exercise price for each option of €13.74 ($15.00) calculated using the foreign exchange rate published by the German Central Bank (Deutsche Bundesbank) on the day before the exercise date and by applying the effective exercise cap and the maximum cap mechanism as disclosed above.
The closing price of one ADS on Nasdaq on the settlement date converted from U.S. Dollars to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same day was €73.68 and led to an intrinsic value of the exercised options of €259.5 million.
In August 2024, the Supervisory Board determined that the award would be settled by the delivery of treasury shares (in the form of ADSs) equal to the net value of the exercised option rights after deduction of (i) the exercise price and (ii) the applicable wage taxes (including solidarity surcharge and church tax, if applicable) and social security contributions resulting from the exercise. The applicable taxes and social security contributions resulting from and withheld upon the exercise amounted to €123.2 million and were paid by us in September
2024 in cash directly to the respective authorities. The settlement mechanism decision changed neither the rights nor the classification of the grant as equity-settled. As a result of the settlement, no additional share-based payments under IFRS 2 were recorded during the year ended December 31, 2024.
16.5 Employee Stock Ownership Plan (Partly Equity-Settled, Partly Cash-Settled)
Employee Stock Ownership Plan (Equity-Settled)
Based on an authorization of the general meeting on August 18, 2017, we established a share option program under which we granted selected employees options to receive our shares. The program is designed as an
Employee Stock Ownership Plan, or ESOP. We offered participants a certain number of option rights by their explicit acceptance of an option rights agreement. The exercise of option rights in accordance with the agreement gives the participants the right to obtain shares against payment of the exercise price. With respect to the Management Board members serving at the time of allocation, the options are subject to the effective exercise price cap and maximum cap mechanisms. Under the exercise price cap, the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. Under the maximum cap mechanism, the maximum economic benefit receivable in respect of any exercised option, was capped at $240.00, with the effective exercise price being capped at a Euro amount equivalent to $30.00. Under the ESOP, the option rights (other than Özlem Türeci’s, and Ryan Richardson’s options) fully vest after four years and can be exercised if: (i) the waiting period of four years has elapsed; and
(ii) at the time of exercise, the average closing price of the shares of the Company or the average closing price of the right or certificate to be converted into an amount per share on the previous ten trading days preceding the exercise of the option right exceeds the strike price by a minimum of 32%, with this percentage increasing by eight percentage points as of the fifth anniversary of the respective issue date and as of each subsequent anniversary date. Following the expiry of the waiting period, option rights may be exercised within a period of four weeks from the date of the Annual General Meeting or the publication of the annual financial statements, the semi-annual report or our most recent quarterly report or interim report (exercise windows). The option rights can be exercised up to eight years after the allocation date. If they have not been exercised by that date, they will be forfeited without compensation.
By way of a shareholders’ resolution of the general meeting on August 19, 2019, the authorization to issue such option rights was amended such that, in order for the options to be exercisable, the average closing price of the
Company’s shares or the average closing price of the right or certificate to be converted into an amount per share on the ten trading days immediately preceding the exercise must exceed the strike price by a minimum of
28%, with this percentage increasing by seven percentage points as of the fifth anniversary of the issue date and as of each subsequent anniversary date. Furthermore, in addition to the aforementioned requirements, the exercise is only possible if the share price (calculated by reference to the price of the ordinary share underlying the ADS) has performed similar to or better than the Nasdaq Biotechnology Index. The changes made do not affect option rights already issued.
The fair value of the ESOP has been measured using a binomial model. Service conditions attached to the arrangement were not taken into account in measuring the fair value.
The share options can only be exercised by the grantee if the price of the share is equal or greater to the threshold amount as defined in the ESOP agreement. Moreover, the option rights can only be exercised if the
IPO has occurred. Both conditions have been incorporated into the fair value at the grant date.
The inputs used in the measurement of the fair values at the grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 and April 3, 2019
Weighted average fair value	€7.41	€6.93
Weighted average share price	€14.40	€15.72
Exercise price(1)	€10.14	€15.03
Expected volatility	46.0%	46.0%
Expected life (years)	5.8	6.0
Risk-free interest rate	0.1%	0.1%
(1)With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.
Expected volatility has been based on an evaluation of the historical and the implied volatilities of comparable companies over the historical period commensurate with the expected term. The expected term has been based on general option holder behavior for employee options.
Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted average exercise price (€)(1)
As of January 1, 2023	57,584	1,036,514	11.10
Exercised(2)	(39,785)	(716,121)	11.04
As of December 31, 2023	17,799	320,393	11.24
As of January 1, 2024	17,799	320,393	11.24
Exercised(2)	(7,725)	(139,053)	10.14
As of December 31, 2024	10,074	181,340	12.08
thereof vested	10,074	181,340	12.08
thereof unvested	—	—	—
(1)With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.
(2)The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the
German Central Bank (Deutsche Bundesbank) on the same days was €83.45 and €96.49 for all settlements during the years ended December 31, 2024 and 2023, respectively.
In September 2022, the Supervisory Board determined the ESOP settlement by the delivery of treasury shares
(in the form of ADSs) equal to the net value of the exercised option rights after deduction of (i) the exercise price and (ii) the applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise. The settlement was applied during the exercise windows in
2024 and 2023.
As of December 31, 2024, the share options outstanding under our equity-settled share-based payment arrangements had a remaining weighted average expected life of 0.1 years (as of December 31, 2023: 0.8 years).
InstaDeep Employee Stock Ownership Awards (Equity-Settled)
As part of the acquisition of InstaDeep in 2023, we agreed to issue long-term ESOP awards with a total target incentive value of £15.0 million. With this award, 398,013 options were granted to the InstaDeep employees. The awards are subject to a 4-year cliff vesting and will vest and become exercisable in July 2027. The exercise price is $94.47 for all InstaDeep employees located in France and Rest of World and $100.34 for two employees located in the US. As of December 31, 2024, 398,013 options are outstanding.
The fair value of the ESOP awards has been measured using a Monte Carlo simulation. For the ESOPs granted under the InstaDeep Employee Stock Ownership awards, the same performance requirements that allow the
ESOPs to be exercised apply as for the BioNTech Employee Stock Ownership Plan.
Employee Stock Ownership Plan (Cash-Settled)
Phantom options which were granted under the ESOP mainly during the year ended December 31, 2022, each give the participants the right to receive a cash payment equal to the difference between an exercise closing price (average closing price of an American Depositary Share of BioNTech on Nasdaq over the last ten trading days preceding the exercise date) and the exercise price. The phantom options can only be exercised by the grantee if the price of the share is equal or greater to the threshold amount as defined in the ESOP agreement.
The majority of options have an exercise price of €10.14. During the years ended December 31, 2024 and 2023,
50,748 and 52,100 cash-settled phantom option rights were exercised and resulted in a cash outflow of
€3.8 million and €4.5 million, respectively. The average 10-day closing prices of an American Depositary Share of BioNTech on Nasdaq weighted over the various settlement dates converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same days was €92.70 and €96.25. As of December 31, 2024, 58,903 cash-settled option rights remained outstanding. As of
December 31, 2024, the liability related to cash-settled share-based payment option rights amounted to
€5.0 million (€8.5 million as of December 31, 2023). The liability is based on the fair value of the respective rights. The fair value is measured using a binomial model consistent with the grant date fair value measurement of the equity-based option rights described above, which is updated on every reporting date.